Related Party Transactions - Revenue by parties (Details) - Related party - Related Party	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction
Total revenue from related parties	¥ 29,990,659	$ 4,224,096	¥ 34,952,880	¥ 126,399,990
One-time commissions
Related Party Transaction
Total revenue from related parties	2,452,830	345,474	2,127,736	13,477,880
One-time commissions | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	2,452,830	345,474	1,949,708	13,477,880
One-time commissions | Investees of shareholder of the Company
Related Party Transaction
Total revenue from related parties			178,028
Recurring management fee
Related Party Transaction
Total revenue from related parties	19,719,200	2,777,391	32,433,896	102,896,582
Recurring management fee | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	19,719,200	2,777,391	32,433,896	102,896,582
Recurring service fees
Related Party Transaction
Total revenue from related parties			391,248	10,025,528
Recurring service fees | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties			¥ 391,248	¥ 10,025,528
Other service fee
Related Party Transaction
Total revenue from related parties	7,818,629	1,101,231
Other service fee | Enterprise management services
Related Party Transaction
Total revenue from related parties	¥ 7,818,629	$ 1,101,231